New and amended standards and interpretations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Disclosure of Initial application of Standards or Interpretations

Description	Standard Reference	IASB Effective Date

IFRS 16 - COVID-19 related rent concessions	Amendments to IFRS 16	April 1, 2021
Interest rate benchmark reform Phase 2	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	January 1, 2021

New and amended standards and interpretations
In April 2021, IFRS Interpretations Committee published the conclusion related to a request about how a customer accounts for costs of configuring or customizing a supplier’s application software in a Software as a Service (SaaS) arrangement. On has assessed the impact on the accounting policies and determined this to not have a material impact on the consolidated financial statements in the current or future reporting periods.

Further, at the date of authorization of these consolidated financial statements, On has not applied the following new and revised IFRS Standards that have been issued by the IASB but are not yet effective:

Description	Standard Reference	IASB Effective Date

Property, plant and equipment – proceeds before intended use	Amendments to IAS 16	January 1, 2022
Onerous contracts – cost of fulfilling a contract	Amendments to IAS 37	January 1, 2022
Amendments to IFRS 1, IFRS 9, IFRS 16, and IAS 41	Annual improvements to IFRS standards 2018-2020 cycle	January 1, 2022
Reference to the conceptual framework	Amendments to IFRS 3	January 1, 2022
Insurance contracts	IFRS 17	January 1, 2023
Classification of liabilities as current or non-current	Amendments to IAS 1	January 1, 2023
Presentation of Financial Statements, Disclosure of Accounting Policies	Amendments to IAS 1	January 1, 2023
Income Taxes- Deferred tax related to assets and liabilities arising from a single transaction	Amendments to IAS 12	January 1, 2023
Accounting Policies, Changes in Accounting Estimates and Errors	Amendment to IAS 8	January 1, 2023

On does not expect that the adoption of the standards listed above will have a material impact on the financials of On in the current or future reporting periods.